FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record

Proxy Voting Report

Nuveen Quality Preferred Income Fund 3

July 1, 2007 - June 30, 2008

Meeting Date/Type	Company/ Ballot Issues	Security	Management Recommendation	Vote Cast	Proponent
08/16/07 - A	Blackrock Preferred Opportunity Trust *BPP*	09249V103
	1 Elect Directors		For	For	Management
	2 Amend Declaration of Trust		For	For	Management

08/16/07 - A	Blackrock Preferred & Corporate Income Strategies Fund, Inc *PSW*	09255J101
	1 Elect Directors		For	For	Management

08/16/07 - A	Blackrock Preferred Income Strategies Fund Inc *PSY*	09255H105
	1 Elect Directors		For	For	Management

04/18/08 - A	Flaherty & Crumrine / Claymore Total Return Fund Inc *FLC*	338479108
	1 Elect Directors		For	For	Management

04/18/08 - A	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc. *FFC*	338478100
	1 Elect Directors		For	For	Management

03/31/08 - A	John Hancock Preferred Income Fund III *HPS*	41021P103
	1 Elect Directors		For	For	Management

03/31/08 - A	John Hancock Preferred Income Fund *HPI*	41013W108
	1 Elect Directors		For	For	Management

03/31/08 - A	John Hancock Preferred Income Fund II *HPF*	41013X106
	1 Elect Directors		For	For	Management

05/15/08 - A	Vornado Realty Trust *VNO*	929042802
	1 Elect Directors		For	For	Management
	2 Ratify Auditors		For	For	Management
	3 Require a Majority Vote for the Election of Trustees		Against	For	Shareholder

Proxy Voting Report

Nuveen Quality Preferred Income Fund 3

July 1, 2007 - June 30, 2008

Meeting Date/Type	Company/ Ballot Issues		Security	Management Recommendation	Vote Cast	Proponent
05/15/08 - A	Vornado Realty Trust *VNO*		929042877
	1	Elect Directors		For	For	Management
	2	Ratify Auditors		For	For	Management
	3	Require a Majority Vote for the Election of Trustees		Against	For	Shareholder

05/12/08 - A	Wachovia Preferred Funding Corp *WNA.P*		92977V206
	1.1	Elect Director James E. Alward		For	For	Management
	1.2	Elect Director Joel J. Griffin		For	For	Management
	1.3	Elect Director Charles F. Jones		For	For	Management
	1.4	Elect Director G. Kennedy Thompson		For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Preferred Income Fund 3

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 28, 2008